Summary of Significant Accounting Policies - Tenants in Portfolio that Represents the Largest Percentage of Total Revenue (Detail)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Curaleaf [Member]
Number of leases	11	0
Percentage of rental revenue	38.00%	0.00%
Cresco Labs [Member]
Number of leases	1	1
Percentage of rental revenue	28.00%	61.00%
Acreage [Member]
Number of leases	3	4
Percentage of rental revenue	13.00%	39.00%
Columbia Care [Member]
Number of leases	5	0
Percentage of rental revenue	10.00%	0.00%